Annual Operating Expenses {- Fidelity® Massachusetts AMT Tax-Free Money Market Fund} - NF_01.31 Fidelity Massachusetts AMT Tax-Free Money Market Fund Retail Class 2-PRO-01 - Fidelity® Massachusetts AMT Tax-Free Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund
	Sep. 20, 2022
Operating Expenses:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%	[1]
Total annual operating expenses	0.42%

[1]	(a)Based on estimated amounts for the current fiscal year.